Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt by currency (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	€ 36,397	€ 33,758	€ 32,518
Financial assets included in the calculation of net financial debt	(10,931)	(8,317)	(8,675)
Net debt by currency before effect of foreign exchange derivatives	25,466
Net financial debt	25,466	€ 25,441	€ 23,843
Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	24,959
Financial assets included in the calculation of net financial debt	(9,648)
Net debt by currency before effect of foreign exchange derivatives	15,311
Effect of foreign exchange derivatives	9,124
Net financial debt	24,436
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	4,718
Financial assets included in the calculation of net financial debt	(91)
Net debt by currency before effect of foreign exchange derivatives	4,627
Effect of foreign exchange derivatives	(4,677)
Net financial debt	(50)
United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	3,800
Financial assets included in the calculation of net financial debt	(9)
Net debt by currency before effect of foreign exchange derivatives	3,791
Effect of foreign exchange derivatives	(5,312)
Net financial debt	(1,521)
Poland, Zlotych
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	25
Financial assets included in the calculation of net financial debt	(96)
Net debt by currency before effect of foreign exchange derivatives	(71)
Effect of foreign exchange derivatives	1,505
Net financial debt	1,435
Egypt, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	216
Financial assets included in the calculation of net financial debt	(2)
Net debt by currency before effect of foreign exchange derivatives	214
Net financial debt	214
Jordan, Dinars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	148
Financial assets included in the calculation of net financial debt	(30)
Net debt by currency before effect of foreign exchange derivatives	118
Net financial debt	118
Morocco, Dirhams
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	594
Financial assets included in the calculation of net financial debt	(191)
Net debt by currency before effect of foreign exchange derivatives	403
Net financial debt	403
Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	1,937
Financial assets included in the calculation of net financial debt	(864)
Net debt by currency before effect of foreign exchange derivatives	1,073
Effect of foreign exchange derivatives	(640)
Net financial debt	€ 433